8. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Components of Income Tax Expense (Benefit)
(Dollars in thousands)
	2017	2016	2015
Current expense	$1,827	1,464	2,427
Deferred income tax expense	2,120	1,097	673
Total income tax	$3,947	2,561	3,100

Schedule of Effective Income Tax Rate Reconciliation
(Dollars in thousands)
	2017	2016	2015
Tax expense at statutory rate (34%)	$4,833	3,991	4,329
State income tax, net of federal income tax effect	307	339	494
Tax-exempt interest income	(1,594)	(1,681)	(1,682)
Increase in cash surrender value of life insurance	(136)	(138)	(143)
Nondeductible interest and other expense	46	78	103
Impact of Tax Cuts and Jobs Act	588	-	-
Other	(97)	(28)	(1)
Total	$3,947	2,561	3,100

Schedule of Deferred Tax Assets and Liabilities
(Dollars in thousands)
	2017	2016
Deferred tax assets:
Allowance for loan losses	$1,463	2,717
Accrued retirement expense	1,073	1,616
Other real estate	-	-
Federal credit carryforward	88	326
State credit carryforward	-	14
Restricted stock	243	745
Accrued bonuses	171	216
Interest income on nonaccrual loans	5	27
Other than temporary impairment	9	14
Other	-	23
Total gross deferred tax assets	3,052	5,698

Deferred tax liabilities:
Deferred loan fees	365	797
Accumulated depreciation	498	532
Prepaid expenses	14	78
Other	28	23
Unrealized gain on available for sale securities	1,072	1,807
Total gross deferred tax liabilities	1,977	3,237

Net deferred tax asset	$1,075	2,461